Significant Accounting Policies - Recent Accounting Pronouncements, Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of Long-Lived Assets [Abstract]
Historical blended average year for calculating undiscounted projected net operating cash flows	10 years
Impairment loss (Note 5)		$ 0	$ 0
Dry Bulk Segment [Member]
Impairment of Long-Lived Assets [Abstract]
Effective fleet utilization percentage	98.00%
Impairment loss (Note 5)	$ 1,307
Tanker Segment [Member]
Impairment of Long-Lived Assets [Abstract]
Effective fleet utilization percentage	97.00%
Impairment loss (Note 5)	$ 3,728